SMALL-CAP PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 95.9%

SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Advertising -- 2.2%
--------------------------------------------------------------
Grey Global Group, Inc.                       510  $   300,900
--------------------------------------------------------------
                                                   $   300,900
--------------------------------------------------------------
Air Freight -- 2.0%
--------------------------------------------------------------
Forward Air Corp.(1)                       14,850  $   268,785
--------------------------------------------------------------
                                                   $   268,785
--------------------------------------------------------------
Airlines -- 1.4%
--------------------------------------------------------------
SkyWest, Inc.                              15,100  $   197,810
--------------------------------------------------------------
                                                   $   197,810
--------------------------------------------------------------
Applications Software -- 7.9%
--------------------------------------------------------------
Fair, Isaac and Co., Inc.                   8,875  $   290,213
Jack Henry & Associates, Inc.              16,900      210,067
Kronos, Inc.(1)                             5,100      125,613
National Instruments Corp.(1)              15,100      330,539
The Reynolds and Reynolds Co., Class A      5,900      132,396
--------------------------------------------------------------
                                                   $ 1,088,828
--------------------------------------------------------------
Auto and Parts -- 1.0%
--------------------------------------------------------------
Gentex Corp.(1)                             5,100  $   138,669
--------------------------------------------------------------
                                                   $   138,669
--------------------------------------------------------------
Banks -- 8.9%
--------------------------------------------------------------
Capital City Bank Group, Inc.               9,000  $   297,540
City National Corp.                         3,400      159,018
Provident Bankshares Corp.                  7,729      166,792
Seacoast Banking Corp. of Florida          16,400      314,552
Texas Regional Bancshares, Class A          8,700      291,363
--------------------------------------------------------------
                                                   $ 1,229,265
--------------------------------------------------------------
Broadcast Media -- 0.9%
--------------------------------------------------------------
Cox Radio, Inc.(1)                          4,600  $   120,336
--------------------------------------------------------------
                                                   $   120,336
--------------------------------------------------------------
SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Chemicals - Specialty -- 1.1%
--------------------------------------------------------------
Cambrex Corp.                               4,000  $   147,200
--------------------------------------------------------------
                                                   $   147,200
--------------------------------------------------------------
Construction - Cement -- 2.4%
--------------------------------------------------------------
Florida Rock Industries, Inc.              10,900  $   333,104
--------------------------------------------------------------
                                                   $   333,104
--------------------------------------------------------------
Consumer Finance -- 3.0%
--------------------------------------------------------------
Financial Federal Corp.(1)                 13,000  $   414,050
--------------------------------------------------------------
                                                   $   414,050
--------------------------------------------------------------
Diversified Financial Services -- 3.4%
--------------------------------------------------------------
Affiliated Managers Group, Inc.(1)          7,400  $   330,114
Allied Capital Corp.                        6,400      140,096
--------------------------------------------------------------
                                                   $   470,210
--------------------------------------------------------------
Electric Utilities -- 2.7%
--------------------------------------------------------------
ALLETE, Inc.                               17,000  $   367,200
--------------------------------------------------------------
                                                   $   367,200
--------------------------------------------------------------
Electrical Equipment -- 2.1%
--------------------------------------------------------------
Brady Corp., Class A                        4,600  $   148,120
C & D Technology, Inc.                      9,400      137,804
--------------------------------------------------------------
                                                   $   285,924
--------------------------------------------------------------
Electronic Equipment & Instruments -- 4.9%
--------------------------------------------------------------
Plexus Corp.(1)                            19,700  $   182,225
Roper Industries, Inc.                      5,600      193,200
Technitrol, Inc.                           20,100      300,495
--------------------------------------------------------------
                                                   $   675,920
--------------------------------------------------------------
Engineering & Contruction -- 2.1%
--------------------------------------------------------------
Jacobs Engineering Group, Inc.(1)           9,500  $   293,360
--------------------------------------------------------------
                                                   $   293,360
--------------------------------------------------------------
Food Distributors -- 2.1%
--------------------------------------------------------------
Performance Food Group Co.(1)               8,600  $   292,056
--------------------------------------------------------------
                                                   $   292,056
--------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Gas Utilities -- 1.1%
--------------------------------------------------------------
Piedmont Natural Gas Co., Inc.              4,100  $   145,427
--------------------------------------------------------------
                                                   $   145,427
--------------------------------------------------------------
Health Care - Equipment -- 2.7%
--------------------------------------------------------------
Diagnostic Products Corp.                   4,000  $   184,000
Young Innovations, Inc.(1)                  6,800      182,376
--------------------------------------------------------------
                                                   $   366,376
--------------------------------------------------------------
Health Care - Facility -- 2.7%
--------------------------------------------------------------
Universal Health Services, Inc., Class
B(1)                                        7,300  $   373,395
--------------------------------------------------------------
                                                   $   373,395
--------------------------------------------------------------
Health Care - Supplies -- 3.7%
--------------------------------------------------------------
Haemonetics Corp.(1)                        6,600  $   156,618
ICU Medical, Inc.(1)                        9,650      352,418
--------------------------------------------------------------
                                                   $   509,036
--------------------------------------------------------------
Home Furnishings -- 1.0%
--------------------------------------------------------------
La-Z-Boy, Inc.                              5,900  $   136,880
--------------------------------------------------------------
                                                   $   136,880
--------------------------------------------------------------
Household Products -- 1.2%
--------------------------------------------------------------
Church & Dwight Co., Inc.                   4,800  $   159,120
--------------------------------------------------------------
                                                   $   159,120
--------------------------------------------------------------
Housewares -- 2.3%
--------------------------------------------------------------
Matthews International Corp.               13,300  $   310,821
--------------------------------------------------------------
                                                   $   310,821
--------------------------------------------------------------
Industrial Conglomerate -- 0.9%
--------------------------------------------------------------
Carlisle Companies, Inc.                    3,200  $   117,376
--------------------------------------------------------------
                                                   $   117,376
--------------------------------------------------------------
Insurance - Property and Casualty -- 4.3%
--------------------------------------------------------------
Midland Co.                                16,000  $   269,280
Triad Guaranty, Inc.(1)                     4,400      153,208
Wesco Financial Corp.                         530      162,975
--------------------------------------------------------------
                                                   $   585,463
--------------------------------------------------------------
SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Insurance Brokers -- 0.7%
--------------------------------------------------------------
Arthur J. Gallagher & Co.                   4,200  $   103,530
--------------------------------------------------------------
                                                   $   103,530
--------------------------------------------------------------
IT Consulting & Services -- 1.6%
--------------------------------------------------------------
Manhattan Associates, Inc.(1)              16,100  $   217,672
--------------------------------------------------------------
                                                   $   217,672
--------------------------------------------------------------
Leisure - Products -- 0.9%
--------------------------------------------------------------
Polaris Industries, Inc.                    2,100  $   130,200
--------------------------------------------------------------
                                                   $   130,200
--------------------------------------------------------------
Lodging and Hotels -- 1.3%
--------------------------------------------------------------
Marcus Corp., (The)                        14,100  $   184,710
--------------------------------------------------------------
                                                   $   184,710
--------------------------------------------------------------
Machinery Industrial -- 1.0%
--------------------------------------------------------------
Graco, Inc.                                 5,550  $   137,640
--------------------------------------------------------------
                                                   $   137,640
--------------------------------------------------------------
Multi-Utilities -- 2.0%
--------------------------------------------------------------
Energen Corp.                               5,500  $   139,205
ONEOK, Inc.                                 7,400      139,860
--------------------------------------------------------------
                                                   $   279,065
--------------------------------------------------------------
Oil and Gas - Exploration and Production -- 1.6%
--------------------------------------------------------------
Newfield Exploration Co.(1)                 6,600  $   221,694
--------------------------------------------------------------
                                                   $   221,694
--------------------------------------------------------------
Packaged Foods -- 0.5%
--------------------------------------------------------------
Tootsie Roll Industries, Inc.               2,277  $    67,672
--------------------------------------------------------------
                                                   $    67,672
--------------------------------------------------------------
Paper Products -- 1.0%
--------------------------------------------------------------
Wausau-Mosinee Paper Corp.                 15,100  $   139,071
--------------------------------------------------------------
                                                   $   139,071
--------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Publishing -- 1.0%
--------------------------------------------------------------
Lee Enterprises, Inc.                       4,400  $   144,584
--------------------------------------------------------------
                                                   $   144,584
--------------------------------------------------------------
Restaurants -- 1.0%
--------------------------------------------------------------
Sonic Corp.(1)                              5,950  $   137,445
--------------------------------------------------------------
                                                   $   137,445
--------------------------------------------------------------
Retail - Apparel -- 1.0%
--------------------------------------------------------------
Chico's FAS, Inc.(1)                        8,700  $   138,591
--------------------------------------------------------------
                                                   $   138,591
--------------------------------------------------------------
Retail - Drug Stores -- 1.0%
--------------------------------------------------------------
Longs Drugstores Corp.                      5,900  $   136,231
--------------------------------------------------------------
                                                   $   136,231
--------------------------------------------------------------
Retail - Food -- 2.0%
--------------------------------------------------------------
Casey's General Stores, Inc.               12,400  $   143,220
Ruddick Corp.                               8,800      133,672
--------------------------------------------------------------
                                                   $   276,892
--------------------------------------------------------------
Semiconductor Equipment -- 0.8%
--------------------------------------------------------------
Cohu, Inc.                                  9,700  $   109,610
--------------------------------------------------------------
                                                   $   109,610
--------------------------------------------------------------
Services - Diversified Commercial -- 3.7%
--------------------------------------------------------------
ABM Industries, Inc.                       21,600  $   304,560
G & K Services, Inc.                        5,900      199,715
--------------------------------------------------------------
                                                   $   504,275
--------------------------------------------------------------
Services - Employment -- 0.9%
--------------------------------------------------------------
On Assignment, Inc.(1)                     15,600  $   129,012
--------------------------------------------------------------
                                                   $   129,012
--------------------------------------------------------------
Specialty Store -- 3.3%
--------------------------------------------------------------
Aaron Rents, Inc.                          14,500  $   333,500
Claire's Stores, Inc.                       5,400      117,720
--------------------------------------------------------------
                                                   $   451,220
--------------------------------------------------------------
SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Waste Management -- 2.6%
--------------------------------------------------------------
Landauer, Inc.                             10,800  $   358,020
--------------------------------------------------------------
                                                   $   358,020
--------------------------------------------------------------
Total Common Stocks
   (identified cost $14,785,319)                   $13,194,645
--------------------------------------------------------------
Total Investments -- 95.9%
   (identified cost $14,785,319)                   $13,194,645
--------------------------------------------------------------
Other Assets, Less Liabilities -- 4.1%             $   570,852
--------------------------------------------------------------
Net Assets -- 100.0%                               $13,765,497
--------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2002
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $14,785,319)         $13,194,645
Cash                                          566,382
Interest and dividends receivable              14,182
-----------------------------------------------------
TOTAL ASSETS                              $13,775,209
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Accrued expenses                          $     9,712
-----------------------------------------------------
TOTAL LIABILITIES                         $     9,712
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $13,765,497
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $15,356,171
Net unrealized depreciation
   (computed on the basis of identified
   cost)                                   (1,590,674)
-----------------------------------------------------
TOTAL                                     $13,765,497
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
SEPTEMBER 30, 2002(1)
Investment Income
-----------------------------------------------------
Dividends                                 $    49,484
Interest                                        1,893
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $    51,377
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $    44,979
Legal and accounting services                  19,026
Custodian fee                                  10,141
Miscellaneous                                   1,049
-----------------------------------------------------
TOTAL EXPENSES                            $    75,195
-----------------------------------------------------
Deduct --
   Reduction of custodian fee             $     1,101
   Reduction of investment adviser fee         33,282
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    34,383
-----------------------------------------------------

NET EXPENSES                              $    40,812
-----------------------------------------------------

NET INVESTMENT INCOME                     $    10,565
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized loss --
   Investment transactions (identified
      cost basis)                         $  (219,112)
-----------------------------------------------------
NET REALIZED LOSS                         $  (219,112)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(1,590,674)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(1,590,674)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(1,809,786)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(1,799,221)
-----------------------------------------------------

 (1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

                                          PERIOD ENDED
INCREASE (DECREASE) IN NET ASSETS         SEPTEMBER 30, 2002(1)
-------------------------------------------------------------------
From operations --
   Net investment income                  $                  10,565
   Net realized loss                                       (219,112)
   Net change in unrealized appreciation
      (depreciation)                                     (1,590,674)
-------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $              (1,799,221)
-------------------------------------------------------------------
Capital transactions --
   Contributions                          $              16,520,145
   Withdrawals                                           (1,055,437)
-------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $              15,464,708
-------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $              13,665,487
-------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------
At beginning of period                    $                 100,010
-------------------------------------------------------------------
AT END OF PERIOD                          $              13,765,497
-------------------------------------------------------------------

 (1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  PERIOD ENDED
                                  SEPTEMBER 30, 2002(1)
-----------------------------------------------------------
Ratios/Supplemental Data+
-----------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                               0.92%(2)
   Net expenses after
      custodian fee reduction                 0.90%(2)
   Net investment income                      0.23%(2)
Portfolio Turnover                              17%
-----------------------------------------------------------
TOTAL RETURN                                (22.75)%
-----------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                         $13,765
-----------------------------------------------------------
+  The operating expenses of the Portfolio reflect a
   reduction of the investment adviser fee. Had such action
   not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                   1.65%(2)
   Expenses after custodian
      fee reduction                           1.63%(2)
   Net investment loss                       (0.50)%(2)
-----------------------------------------------------------

 (1) For the period from the start of business, April 30, 2002, to September 30, 2002.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Small-Cap Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term capital growth by investing in a diversified portfolio of equity securities of companies having market capitalizations within the range of companies comprising the Russell 2000 (small company stocks), emphasizing quality small companies whose stocks are considered to trade at attractive valuations relative to earnings or cash flow per share. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 1.00% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the period from the start of business, April 30, 2002 to September 30, 2002, the advisory fee amounted to $44,979. In order to enhance the net investment income of the Portfolio, BMR made a reduction of the investment adviser fee of $33,282. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management Company, L.L.C. ("Atlanta Capital"), a

SMALL-CAP PORTFOLIO AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.750% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from the start of business, April 30, 2002 to September 30, 2002, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $16,613,201 and $1,608,770, respectively, for the period from the start of business, April 30, 2002 to September 30, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $14,803,343
    -----------------------------------------------------
    Gross unrealized appreciation             $   502,711
    Gross unrealized depreciation              (2,111,409)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(1,608,698)
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period from the start of business, April 30, 2002 to September 30, 2002.

SMALL-CAP PORTFOLIO AS OF SEPTEMBER 30, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF SMALL-CAP PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Small-Cap Portfolio (the Portfolio) as of September 30, 2002, and the related statement of operations, the statement of changes in net assets and the supplementary data for the period from the start of business, April 30, 2002 to September 30, 2002. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of September 30, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the Small-Cap Portfolio at September 30, 2002, the results of its operations, the changes in its net assets and the supplementary data for the period from the start of business, April 30, 2002 to September 30, 2002 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 8, 2002

EATON VANCE SMALL-CAP FUND AS OF SEPTEMBER 30, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Growth Trust (the Trust) and Small-Cap Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109.

INTERESTED TRUSTEE(S)

                           POSITION(S)        TERM OF
         NAME               WITH THE        OFFICE AND                                                 NUMBER OF PORTFOLIOS
       AND DATE             TRUST AND        LENGTH OF              PRINCIPAL OCCUPATION(S)               IN FUND COMPLEX
       OF BIRTH           THE PORTFOLIO       SERVICE                DURING PAST FIVE YEARS           OVERSEEN BY TRUSTEE(1)
-----------------------------------------------------------------------------------------------------------------------------
Jessica M. Bibliowicz    Trustee          Trustee of the    President and Chief Executive Officer of                 185
11/28/59                                  Trust since       National Financial Partners (financial
                                          1998; of the      services company) (since April 1999).
                                          Portfolio since   President and Chief Operating Officer of
                                          2001              John A. Levin & Co. (registered
                                                            investment adviser) (July 1997 to April
                                                            1999) and a Director of Baker,
                                                            Fentress & Company, which owns John A.
                                                            Levin & Co. (July 1997 to April 1999).
                                                            Ms. Bibliowicz is an interested person
                                                            because of her affiliation with a
                                                            brokerage firm.
James B. Hawkes          Trustee of the   Trustee of the    Chairman, President and Chief Executive                  190
11/9/41                  Trust;           Trust since       Officer of BMR, EVM and their corporate
                         President and    1989; of the      parent and trustee, Eaton Vance Corp.
                         Trustee of the   Portfolio since   (EVC) and Eaton Vance, Inc. (EV),
                         Portfolio        2001              respectively. Director of EV; Vice
                                                            President and Director of EVD. Trustee
                                                            and/or officer of 190 investment
                                                            companies in the Eaton Vance Fund
                                                            Complex. Mr. Hawkes is an interested
                                                            person because of his positions with
                                                            BMR, EVM and EVC, which are affiliates
                                                            of the Trust and the Portfolio.


         NAME
       AND DATE                    OTHER DIRECTORSHIPS
       OF BIRTH                            HELD
-----------------------
Jessica M. Bibliowicz                      None
11/28/59
James B. Hawkes                      Director of EVC
11/9/41

NONINTERESTED TRUSTEE(S)

                           POSITION(S)        TERM OF
         NAME               WITH THE        OFFICE AND                                                 NUMBER OF PORTFOLIOS
       AND DATE             TRUST AND        LENGTH OF              PRINCIPAL OCCUPATION(S)               IN FUND COMPLEX
       OF BIRTH           THE PORTFOLIO       SERVICE                DURING PAST FIVE YEARS           OVERSEEN BY TRUSTEE(1)
-----------------------------------------------------------------------------------------------------------------------------
Donald R. Dwight         Trustee          Trustee of the    President of Dwight Partners, Inc.                       190
3/26/31                                   Trust since       (corporate relations and communications
                                          1989; of the      company).
                                          Portfolio since
                                          2001
Samuel L. Hayes, III     Trustee          Trustee of the    Jacob H. Schiff Professor of Investment                  190
2/23/35                                   Trust since       Banking Emeritus, Harvard University
                                          1989; of the      Graduate School of
                                          Portfolio since   Business Administration.
                                          2001


         NAME
       AND DATE                    OTHER DIRECTORSHIPS
       OF BIRTH                            HELD
-----------------------
Donald R. Dwight         Trustee/Director of the Royce Funds
3/26/31                  (mutual funds) consisting of 17
                         portfolios
Samuel L. Hayes, III     Director of Tiffany & Co. (specialty
2/23/35                  retailer) and Director of Telect, Inc.
                         (telecommunication services company)

EATON VANCE SMALL-CAP FUND AS OF SEPTEMBER 30, 2002

MANAGEMENT AND ORGANIZATION CONT'D

                           POSITION(S)        TERM OF
         NAME               WITH THE        OFFICE AND                                                 NUMBER OF PORTFOLIOS
       AND DATE             TRUST AND        LENGTH OF              PRINCIPAL OCCUPATION(S)               IN FUND COMPLEX
       OF BIRTH             PORTFOLIO         SERVICE                DURING PAST FIVE YEARS           OVERSEEN BY TRUSTEE(1)
-----------------------------------------------------------------------------------------------------------------------------
Norton H. Reamer         Trustee          Trustee of the    President, Unicorn Corporation (an                       190
9/21/35                                   Trust since       investment and financial advisory
                                          1989; of the      services company) (since September
                                          Portfolio since   2000). Chairman, Hellman, Jordan
                                          2001              Management Co., Inc. (an investment
                                                            management company) (since November
                                                            2000). Advisory Director, Berkshire
                                                            Capital Corporation (investment banking
                                                            firm) (since June 2002). Formerly,
                                                            Chairman of the Board, United Asset
                                                            Management Corporation (a holding
                                                            company owning institutional investment
                                                            management firms) and Chairman,
                                                            President and Director, UAM Funds
                                                            (mutual funds).
Lynn A. Stout            Trustee          Trustee of the    Professor of Law, University of                          185
9/14/57                                   Trust since       California at Los Angeles School of Law
                                          1998; of the      (since July 2001). Formerly, Professor
                                          Portfolio since   of Law, Georgetown University Law
                                          2001              Center.
Jack L. Treynor          Trustee          Trustee of the    Investment Adviser and Consultant.                       170
2/21/30                                   Trust since
                                          1989; of the
                                          Portfolio since
                                          2001


         NAME
       AND DATE           OTHER DIRECTORSHIPS
       OF BIRTH                  HELD
-----------------------
Norton H. Reamer                None
9/21/35
Lynn A. Stout                   None
9/14/57
Jack L. Treynor                 None
2/21/30

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                     POSITION(S)                     TERM OF
         NAME                         WITH THE                      OFFICE AND
       AND DATE                       TRUST AND                     LENGTH OF                  PRINCIPAL OCCUPATION(S)
       OF BIRTH                     THE PORTFOLIO                    SERVICE                    DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------------
Gregory L. Coleman       Vice President of the Trust          Since 2001               Partner of Atlanta Capital Management
10/28/49                                                                               Company, L.L.C. (Atlanta Capital).
                                                                                       Officer of 10 investment companies
                                                                                       managed by EVM or BMR.
Thomas E. Faust, Jr.     President of the Trust; Vice         President of the Trust   Executive Vice President and Chief
5/31/58                  President of the Portfolio           since 2002; Vice         Investment Officer of EVM and BMR and
                                                              President of the         Director of EVC. Officer of 50
                                                              Portfolio since 2001     investment companies managed by EVM
                                                                                       or BMR.
William R. Hackney, III  Vice President of the Portfolio      Since 2001               Managing Partner and member of the
4/12/48                                                                                Executive Committee of Atlanta Capital.
                                                                                       Officer of 3 investment companies
                                                                                       managed by EVM or BMR.
Paul J. Marshall         Vice President of the Portfolio      Since 2001               Vice President of Atlanta Capital since
5/2/65                                                                                 2000. Portfolio manager for Bank of
                                                                                       America Capital Management (1995 to
                                                                                       2000). Officer of 2 investment companies
                                                                                       managed by EVM or BMR.
Charles B. Reed          Vice President of the Portfolio      Since 2001               Vice President of Atlanta Capital since
10/9/65                                                                                1998. Portfolio manager with the Florida
                                                                                       State Board of Administration (1995 to
                                                                                       1998). Officer of 2 investment companies
                                                                                       managed by EVM or BMR.
James A. Womack          Vice President of the Trust          Since 2001               Vice President of Atlanta Capital.
11/20/68                                                                               Officer of 10 investment companies
                                                                                       managed by EVM or BMR.
Alan R. Dynner           Secretary                            Secretary of the Trust   Vice President, Secretary and Chief
10/10/40                                                      since 1997; of the       Legal Officer of BMR, EVM, EVD and EVC.
                                                              Portfolio since 2001     Officer of 190 investment companies
                                                                                       managed by EVM or BMR.
Kristin S. Anagnost      Treasurer of the Portfolio           Since 2002               Assistant Vice President of EVM and BMR.
6/12/65                                                                                Officer of 109 investment companies
                                                                                       managed by EVM or BMR (since January
                                                                                       1998). Formerly, manager at Chase Global
                                                                                       Funds Services Company.
James L. O'Connor        Treasurer of the Trust               Since 1989               Vice President of BMR, EVM and EVD.
4/1/45                                                                                 Officer of 112 investment companies
                                                                                       managed by EVM or BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.